Convertible notes (Narrative) (Details)	6 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 Convertible Notes [Member] KKR Notes [Member] USD ($)	Sep. 30, 2012 Convertible Notes [Member] KKR Notes [Member] CNY	Sep. 30, 2012 Convertible Notes [Member] Default Interest Rate [Member] KKR Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 65,000,000
Interest rate				7.00%	7.00%	22.50%
Conversion price per share				$ 2.838
Proceeds from issuance of convertible notes	65,601,000	412,292,000		65,000,000
Issuance costs incurred				2,269,000	14,260,000
Maturity date				Apr. 27, 2017	Apr. 27, 2017
Guaranteed internal rate of return				12.00%	12.00%
Threshold amount of new debt which must be approved				$ 22,000,000
Amortization period				5 years	5 years